Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000139703
Account Value [Line Items]
Line Graph and Table Measure Name	ADV Class
Account Value	$ 15,070	$ 14,994	$ 14,885	$ 14,772	$ 14,692	$ 14,592	$ 14,490	$ 14,426	$ 14,324	$ 14,258	$ 14,142	$ 14,030	$ 13,977	$ 13,748	$ 13,554	$ 13,596	$ 13,519	$ 13,384	$ 13,227	$ 12,951	$ 13,010	$ 12,888	$ 12,891	$ 12,842	$ 12,537	$ 12,518	$ 12,343	$ 12,231	$ 12,521	$ 12,405	$ 12,136	$ 12,465	$ 12,766	$ 12,786	$ 12,793	$ 12,847	$ 12,842	$ 12,766	$ 12,804	$ 12,799	$ 12,738	$ 12,660	$ 12,669	$ 12,623	$ 12,578	$ 12,529	$ 12,537	$ 12,477	$ 12,376	$ 12,247	$ 12,010	$ 11,989	$ 11,970	$ 11,816	$ 11,621	$ 11,537	$ 11,236	$ 10,855	$ 11,985	$ 12,132	$ 12,103	$ 11,930	$ 11,862	$ 11,911	$ 11,854	$ 11,883	$ 11,809	$ 11,791	$ 11,834	$ 11,675	$ 11,705	$ 11,537	$ 11,262	$ 11,557	$ 11,666	$ 11,675	$ 11,611	$ 11,559	$ 11,484	$ 11,470	$ 11,456	$ 11,408	$ 11,384	$ 11,364	$ 11,255	$ 11,220	$ 11,223	$ 11,163	$ 11,118	$ 11,120	$ 11,049	$ 11,054	$ 11,010	$ 10,967	$ 10,947	$ 10,896	$ 10,853	$ 10,738	$ 10,719	$ 10,651	$ 10,538	$ 10,481	$ 10,355	$ 10,368	$ 10,289	$ 10,109	$ 9,850	$ 9,877	$ 9,937	$ 10,018	$ 10,111	$ 10,114	$ 10,173	$ 10,232	$ 10,235	$ 10,261	$ 10,263	$ 10,188	$ 10,156	$ 10,031	$ 10,000
C000014195
Account Value [Line Items]
Line Graph and Table Measure Name	Initial Class
Account Value	$ 14,698	14,610	14,507	14,399	14,325	14,230	14,133	14,073	13,977	13,916	13,805	13,698	13,650	13,429	13,242	13,286	13,213	13,100	12,933	12,680	12,726	12,610	12,615	12,570	12,274	12,272	12,088	11,981	12,268	12,157	11,896	12,221	12,520	12,542	12,551	12,607	12,619	12,533	12,573	12,571	12,513	12,439	12,464	12,408	12,367	12,321	12,331	12,275	12,178	12,053	11,822	11,804	11,787	11,638	11,449	11,368	11,074	10,713	11,818	11,966	11,939	11,771	11,706	11,757	11,716	11,734	11,664	11,648	11,694	11,538	11,571	11,406	11,150	11,431	11,542	11,553	11,492	11,444	11,371	11,372	11,349	11,315	11,282	11,264	11,158	11,138	11,132	11,074	11,032	11,036	10,980	10,975	10,934	10,893	10,876	10,827	10,786	10,687	10,658	10,593	10,494	10,439	10,316	10,320	10,244	10,078	9,809	9,839	9,901	9,995	10,090	10,095	10,156	10,217	10,211	10,250	10,243	10,171	10,141	10,029	10,000
C000162648
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,458	15,357	15,242	15,122	15,036	14,928	14,819	14,747	14,639	14,567	14,443	14,324	14,266	14,028	13,824	13,861	13,781	13,657	13,477	13,206	13,246	13,117	13,129	13,062	12,747	12,741	12,557	12,423	12,715	12,594	12,317	12,663	12,954	12,973	12,979	13,034	13,042	12,949	12,986	12,981	12,918	12,854	12,861	12,799	12,752	12,700	12,703	12,653	12,532	12,410	12,166	12,127	12,104	11,943	11,745	11,671	11,362	10,973	12,111	12,243	12,210	12,032	11,973	12,007	11,960	11,985	11,895	11,873	11,928	11,753	11,781	11,622	11,342	11,635	11,729	11,734	11,665	11,624	11,545	11,527	11,512	11,460	11,421	11,397	11,284	11,262	11,264	11,202	11,155	11,155	11,084	11,075	11,041	10,984	10,975	10,922	10,874	10,756	10,733	10,648	10,544	10,484	10,355	10,356	10,289	10,109	9,850	9,877	9,937	10,018	10,111	10,114	10,173	10,232	10,235	10,261	10,263	10,188	10,157	10,031	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 16,521	16,428	16,293	16,154	16,040	15,939	15,831	15,776	15,629	15,536	15,404	15,266	15,163	14,917	14,738	14,740	14,600	14,431	14,248	13,932	13,958	13,813	13,817	13,738	13,381	13,326	13,168	13,039	13,343	13,144	12,870	13,155	13,500	13,471	13,464	13,534	13,485	13,399	13,420	13,385	13,299	13,236	13,238	13,189	13,113	13,046	13,046	12,970	12,818	12,648	12,372	12,347	12,269	12,089	11,857	11,723	11,295	10,808	12,334	12,499	12,429	12,234	12,163	12,218	12,161	12,195	12,098	12,068	12,095	11,898	11,919	11,732	11,441	11,740	11,846	11,850	11,769	11,722	11,636	11,623	11,603	11,555	11,523	11,500	11,391	11,346	11,332	11,265	11,221	11,226	11,149	11,154	11,114	11,065	11,056	11,001	10,940	10,815	10,786	10,698	10,606	10,527	10,379	10,377	10,285	10,085	9,814	9,866	9,931	10,037	10,125	10,144	10,210	10,282	10,283	10,326	10,306	10,213	10,175	10,033	10,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 16,521	16,428	16,293	16,154	16,040	15,939	15,831	15,776	15,629	15,536	15,404	15,266	15,163	14,917	14,738	14,740	14,600	14,431	14,248	13,932	13,958	13,813	13,817	13,738	13,381	13,326	13,168	13,039	13,343	13,144	12,870	13,155	13,500	13,471	13,464	13,534	13,485	13,399	13,420	13,385	13,299	13,236	13,238	13,189	13,113	13,046	13,046	12,970	12,818	12,648	12,372	12,347	12,269	12,089	11,857	11,723	11,295	10,808	12,334	12,499	12,429	12,234	12,163	12,218	12,161	12,195	12,098	12,068	12,095	11,898	11,919	11,732	11,441	11,740	11,846	11,850	11,769	11,722	11,636	11,623	11,603	11,555	11,523	11,500	11,391	11,346	11,332	11,265	11,221	11,226	11,149	11,154	11,114	11,065	11,056	11,001	10,940	10,815	10,786	10,698	10,606	10,527	10,379	10,377	10,285	10,085	9,814	9,866	9,931	10,037	10,125	10,144	10,210	10,282	10,283	10,326	10,306	10,213	10,175	10,033	10,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Account Value	$ 16,521	$ 16,428	$ 16,293	$ 16,154	$ 16,040	$ 15,939	$ 15,831	$ 15,776	$ 15,629	$ 15,536	$ 15,404	$ 15,266	$ 15,163	$ 14,917	$ 14,738	$ 14,740	$ 14,600	$ 14,431	$ 14,248	$ 13,932	$ 13,958	$ 13,813	$ 13,817	$ 13,738	$ 13,381	$ 13,326	$ 13,168	$ 13,039	$ 13,343	$ 13,144	$ 12,870	$ 13,155	$ 13,500	$ 13,471	$ 13,464	$ 13,534	$ 13,485	$ 13,399	$ 13,420	$ 13,385	$ 13,299	$ 13,236	$ 13,238	$ 13,189	$ 13,113	$ 13,046	$ 13,046	$ 12,970	$ 12,818	$ 12,648	$ 12,372	$ 12,347	$ 12,269	$ 12,089	$ 11,857	$ 11,723	$ 11,295	$ 10,808	$ 12,334	$ 12,499	$ 12,429	$ 12,234	$ 12,163	$ 12,218	$ 12,161	$ 12,195	$ 12,098	$ 12,068	$ 12,095	$ 11,898	$ 11,919	$ 11,732	$ 11,441	$ 11,740	$ 11,846	$ 11,850	$ 11,769	$ 11,722	$ 11,636	$ 11,623	$ 11,603	$ 11,555	$ 11,523	$ 11,500	$ 11,391	$ 11,346	$ 11,332	$ 11,265	$ 11,221	$ 11,226	$ 11,149	$ 11,154	$ 11,114	$ 11,065	$ 11,056	$ 11,001	$ 10,940	$ 10,815	$ 10,786	$ 10,698	$ 10,606	$ 10,527	$ 10,379	$ 10,377	$ 10,285	$ 10,085	$ 9,814	$ 9,866	$ 9,931	$ 10,037	$ 10,125	$ 10,144	$ 10,210	$ 10,282	$ 10,283	$ 10,326	$ 10,306	$ 10,213	$ 10,175	$ 10,033	$ 10,000